Note 10 - Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2019	2020
Net loss	(628)	(2,868)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)	(1,067)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(4,223)	(3,099)
Less: Dividend of Series E Shares	(1,029)	(932)
Loss attributable to common shareholders	(15,219)	(7,966)

Loss per share:
Weighted average common shares outstanding, basic	52,524	7,302,633

Loss per share, basic and diluted	(289.75)	(1.09)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2019	2020
2014 Warrants	2,861	-
Class B Warrants	-	480,000
Series E Shares	45,419	811,855
Potentially dilutive securities	48,280	1,291,855